OTHER NON-CURRENT ASSETS, NET - Additional information (Details)	12 Months Ended
Dec. 31, 2022
Other Assets, Noncurrent Disclosure [Line Items]
Term of loans receivable	5 years
Housing loans made to employees | Minimum
Other Assets, Noncurrent Disclosure [Line Items]
Annual interest rate (as a percent)	3.325%
Housing loans made to employees | Maximum
Other Assets, Noncurrent Disclosure [Line Items]
Annual interest rate (as a percent)	5.00%